Cash due from banks (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-interest bearing
Cash and demand deposits with banks	$ 89,381	$ 110,741
Interest bearing
Demand deposits with banks	340,256	326,437
Cash equivalents	1,105,501	1,664,473
Sub-total - Interest bearing	1,445,757	1,990,910
Cash due from banks	1,535,138	2,101,651	$ 2,288,890	$ 2,063,311
Interest-bearing deposits in banks bearing negligible interest	203,300	305,300
Bermuda
Non-interest bearing
Cash and demand deposits with banks	24,189	28,690
Interest bearing
Demand deposits with banks	215,363	138,123
Cash equivalents	330,247	976,557
Sub-total - Interest bearing	545,610	1,114,680
Cash due from banks	569,799	1,143,370
Non-Bermuda
Non-interest bearing
Cash and demand deposits with banks	65,192	82,051
Interest bearing
Demand deposits with banks	124,893	188,314
Cash equivalents	775,254	687,916
Sub-total - Interest bearing	900,147	876,230
Cash due from banks	$ 965,339	$ 958,281